GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill roll forward
Goodwill, Beginning Balance	445	419
Foreign exchange and other	38	26
Goodwill, Ending Balance	483	445
Goodwill, Impairment Loss	0	0
Liquids Pipelines
Goodwill roll forward
Goodwill, Beginning Balance	23	22
Foreign exchange and other	3	1
Goodwill, Ending Balance	26	23
Gas Pipelines, Processing and Energy Services
Goodwill roll forward
Goodwill, Beginning Balance	14	13
Foreign exchange and other	1	1
Goodwill, Ending Balance	15	14
Sponsored Investments
Goodwill roll forward
Goodwill, Beginning Balance	408	384
Foreign exchange and other	34	24
Goodwill, Ending Balance	442	408